Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Reconciliation of the carrying amount of property, plant and equipment

	2022 $m				2021 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	33	489	678	1,200	355	707	710	1,772
Accumulated depreciation	(10)	(349)	(363)	(722)	(88)	(523)	(268)	(879)
Opening net book amount	23	140	315	478	267	184	442	893
Removal of discontinued US operations	—	—	—	—	(242)	(32)	(35)	(309)
Additions	—	34	49	83	—	36	59	95
Depreciation and impairment charge	—	(39)	(106)	(145)	(1)	(45)	(123)	(169)
Disposals, transfers and lease modifications	—	(2)	26	24	—	—	(22)	(22)
Effect of movements in exchange rates	(1)	(7)	(13)	(21)	(1)	(3)	(6)	(10)
Balance at 31 Dec	22	126	271	419	23	140	315	478
Representing:
Cost	32	486	676	1,194	33	489	678	1,200
Accumulated depreciation	(10)	(360)	(405)	(775)	(10)	(349)	(363)	(722)
Closing net book amount	22	126	271	419	23	140	315	478

Schedule of capital expenditure

	2022 $m	2021 $m
Hong Kong	11	9
Indonesia	1	1
Malaysia	1	2
Singapore	3	1
Growth markets and other	16	19
Eastspring	2	3
Total segment	34	35
Unallocated to a segment (central operations)	—	1
Total capital expenditure on property, plant and equipment	34	36